Employee benefits (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Allocation Of Plan Assets Table Text Block
	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

(In thousands)	2014	2013
Obligations of the U.S. Government and its agencies	$210,549	$198,992
Corporate bonds and debentures	50,708	43,885
Equity securities	241,458	238,792
Index fund - equity	27,888	33,347
Foreign commingled trust fund	9,998	-
Foreign equity fund	79,666	87,336
Foreign index fund	29,643	43,711
Commodity fund	13,480	16,451
Mortgage-backed securities	12,913	12,950
Private equity investments	546	922
Cash and cash equivalents	18,834	27,456
Accrued investment income	1,557	1,640
Total assets	$697,240	$705,482

	2014				2013
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$210,549	$-	$210,549	$-	$198,992	$-	$198,992
Corporate bonds and debentures	-	50,708	-	50,708	-	43,885	-	43,885
Equity securities	241,458	-	-	241,458	238,792	-	-	238,792
Index fund - equity	27,888	-	-	27,888	33,347	-	-	33,347
Foreign commingled trust fund	-	9,998	-	9,998	-	-	-	-
Foreign equity fund	-	79,666	-	79,666	-	87,336	-	87,336
Foreign index fund	-	29,643	-	29,643	-	43,711	-	43,711
Commodity fund	-	13,480	-	13,480	-	16,451	-	16,451
Mortgage-backed securities	-	12,913	-	12,913	-	12,950	-	12,950
Private equity investments	-	-	546	546	-	-	922	922
Cash and cash equivalents	18,834	-	-	18,834	27,456	-	-	27,456
Accrued investment income	-	-	1,557	1,557	-	-	1,640	1,640
Total assets	$288,180	$406,957	$2,103	$697,240	$299,595	$403,325	$2,562	$705,482

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2014	2013
Balance at beginning of year	$2,562	$2,848
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	(459)	(286)
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Settlements	-	-
Transfers in and / or out of Level 3	-	-
Balance at end of year	$2,103	$2,562

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans [Table Text Block]
	2014	2013
Shares of Popular, Inc. common stock	274,572	274,572
Fair value of shares of Popular, Inc. common stock	$9,349,177	$7,888,454
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of year	$653,396	$751,605	$36,096	$40,051
Interest cost	29,844	27,863	1,659	1,493
Actuarial (gain) loss	131,610	(76,997)	6,238	(4,169)
Benefits paid	(37,035)	(49,075)	(1,329)	(1,279)
Benefit obligation at end of year	$777,815	$653,396	$42,664	$36,096
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$671,299	$625,519	$34,183	$30,616
Actual return on plan assets	28,501	94,855	1,570	4,795
Employer contributions	-	-	51	51
Benefits paid	(37,035)	(49,075)	(1,329)	(1,279)
Fair value of plan assets at end of year	$662,765	$671,299	$34,475	$34,183
Amounts recognized in accumulated other comprehensive loss:
Net loss	$289,233	$147,677	$13,588	$6,928
Accumulated other comprehensive loss (AOCL)	$289,233	$147,677	$13,588	$6,928
Reconciliation of net assets (liabilities):
Net liabilities at beginning of year	$17,903	$(126,086)	$(1,912)	$(9,434)
Amount recognized in AOCL at beginning of year, pre-tax	147,677	297,765	6,928	15,055
Amount prepaid at beginning of year	165,580	171,679	5,016	5,621
Net periodic benefit income (cost)	8,603	(6,099)	332	(656)
Contributions	-	-	51	51
Amount prepaid at end of year	174,183	165,580	5,399	5,016
Amount recognized in AOCL	(289,233)	(147,677)	(13,588)	(6,928)
Net assets (liabilities) at end of year	$(115,050)	$17,903	$(8,189)	$(1,912)

Schedule Of Breakdown Of Pension And Restoration Plans Assets And Liabilities [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2014	2013	2014	2013
Non-current assets	$-	$17,903	$0	$504
Current liabilities	-	-	173	51
Non-current liabilities	115,050	-	8,016	2,365

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
	Pension plan		Benefit restoration plans
(In thousands)	2014	2013	2014	2013
Projected benefit obligation	$777,815	$-	$42,664	$2,416
Accumulated benefit obligation	777,815	-	42,664	2,416
Fair value of plan assets	662,765	-	34,475	-

Schedule Of Actuarial Assumptions Used To Determine The Benefit Obligation [Table Text Block]
	Pension plan		Benefit restoration plans
	2014	2013	2014	2013
Discount rate	3.90%	4.70%	3.90%	4.70%

Schedule of Assumptions Used [Table Text Block]
	Pension plan			Benefit restoration plans
	2014	2013	2012	2014	2013	2012
Discount rate	4.70%	3.80%	4.40%	4.70%	3.80%	4.40%
Expected return on plan assets	7.25%	7.25%	7.60%	7.25%	7.25%	7.60%

Schedule Of Employer Contribution To Benefit Plan [Table Text Block]
(In thousands)	2015
Pension plan	$-
Benefit restoration plans	$173

Schedule Of Changes In Accumulated Postemployment Benefit Obligations Table Text Block
(In thousands)	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of the year	$145,732	$183,611
Service cost	1,457	2,257
Interest cost	6,846	6,848
Amendments	-	(18,670)
Benefits paid	(5,688)	(7,066)
Actuarial (gain) loss	13,471	$(21,248)
Benefit obligation end of year	$161,818	145,732
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(14,870)	$(18,670)
Net loss	25,817	12,346
Accumulated other comprehensive (gain) loss	$10,947	$(6,324)
Reconciliation of net liability:
Net liability at beginning of year	$(145,732)	$(183,611)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	(6,324)	35,486
Amount accrued at beginning of year	(152,056)	(148,125)
Net periodic benefit cost	(4,503)	(10,997)
Contributions	5,688	7,066
Amount accrued at end of year	(150,871)	(152,056)
Amount recognized in accumulated other comprehensive gain (loss)	(10,947)	6,324
Net liability at end of year	$(161,818)	$(145,732)

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities [Table Text Block]

(In thousands)	2014	2013
Current liabilities	$5,820	$6,199
Non-current liabilities	155,998	139,532

Schedule Of Discount Rate Assumed Health Care Cost Trend Rates Used To Determined The Benefit Obligation And Net Periodic Benefit Cost [Table Text Block]
To determine benefit obligation:	2014	2013
Discount rate	4.00%	4.80%
Initial health care cost trend rates	7.00%	7.50%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019

To determine net periodic benefit cost:	2014	2013	2012
Discount rate	4.80%	3.80%	4.40%
Initial health care cost trend rates:
Medicare Advantage plans	7.50%	6.50%	25.00%
All other plans	7.50	6.50	7.00
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2016	2016

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Table Text Block]
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$290	$(363)
Effect on postretirement benefit obligation	$8,449	$(9,955)

Schedule Of Accumulated Benefit Obligations Less Than Plan Assets [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2014	2013	2014	2013
Projected benefit obligation	$-	$653,396	$-	$33,680
Accumulated benefit obligation	-	653,396	-	33,680
Fair value of plan assets	-	671,299	-	34,183

Pension Plans, Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	Pension plan		Benefit restoration plans
	2014	2013	2014	2013
Accumulated other comprehensive loss at beginning of year	$147,677	$297,765	$6,928	$15,055
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(8,074)	(21,452)	(431)	(1,330)
Occurring during the year:
Net actuarial (gains) losses	149,630	(128,636)	7,091	(6,797)
Total (decrease) increase in AOCL	141,556	(150,088)	6,660	(8,127)
Accumulated other comprehensive loss at end of year	$289,233	$147,677	$13,588	$6,928

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
Net loss	$17,859	$1,244

Schedule Of Net Benefit Costs Table Text Block
	Pension plan			Benefit restoration plans
(In thousands)	2014	2013	2012	2014	2013	2012
Interest cost	$29,844	$27,863	$29,981	$1,659	$1,493	$1,572
Expected return on plan assets	(46,521)	(43,216)	(39,240)	(2,422)	(2,167)	(2,105)
Recognized net actuarial loss	8,074	21,452	21,703	431	1,330	1,294
Net periodic benefit (credit) cost	$(8,603)	$6,099	$12,444	$(332)	$656	$761

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
2015	$36,977	$1,763
2016	37,473	1,914
2017	38,129	2,058
2018	38,786	2,161
2019	39,483	2,304
2020 - 2024	205,506	12,126

Other Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	2014	2013
Accumulated other comprehensive (income) loss at beginning of year	$(6,324)	$35,486
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	3,800	-
Amortization of actuarial losses	-	(1,892)
Occurring during the year:
Prior service cost (credit)	-	(18,670)
Net actuarial (gains) losses	13,471	(21,248)
Total increase (decrease) in accumulated other comprehensive loss	17,271	(41,810)
Accumulated other comprehensive (income) loss at end of year	$10,947	$(6,324)

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	2015
Net prior service credit	$(3,800)
Net loss	$996

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
(In thousands)	2014	2013
Projected benefit obligation	$161,818	$145,732
Accumulated benefit obligation	161,818	145,732
Fair value of plan assets	-	-

Schedule Of Net Benefit Costs Table Text Block
(In thousands)	2014	2013	2012
Service cost	$1,457	$2,257	$2,190
Interest cost	6,846	6,848	7,801
Amortization of prior service credit	(3,800)	-	(200)
Recognized net actuarial loss (gain)	-	1,892	2,162
Net periodic benefit cost	$4,503	$10,997	$11,953

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)
2015	$5,820
2016	5,998
2017	6,290
2018	6,565
2019	6,844
2020 - 2024	37,668

Schedule of Net Funded Status
(In thousands)	2014	2013
Benefit obligation at end of year	$(161,818)	$(145,732)
Fair value of plan assets at end of year	-	-
Funded status at year end	(161,818)	(145,732)

Pensions And Benefit Restoration Plans [Member]
Schedule of Net Funded Status
	Pension Plan		Tax Qualified Restoration Plan		Benefit Restoration Plan
(In thousands)	2014	2013	2014	2013	2014	2013
Benefit obligation at end of year	$(777,815)	$(653,396)	$(39,768)	$(33,679)	$(2,896)	$(2,416)
Fair value of plan assets at end of year	662,765	671,299	34,475	34,183	-	-
Funded status at year end	$(115,050)	$17,903	$(5,293)	$504	$(2,896)	$(2,416)